UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington,D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2011
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management, L.P.
           --------------------------------------------------
Address:   280 Park Avenue, 41st Floor
           --------------------------------------------------
           New York, NY  10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12039

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member of its General Partner
           --------------------------------------------------
Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:



       /s/PETER W. MAY              New York, New York            5/16/11
       ------------------------   ------------------------------  --------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]       13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       FORM 13F SUMMARY PAGE

Report Summary:

Confidential information has been omitted from this Form 13F report and filed separately with the Commission.


Number of Other Included Managers:                   11
                                               -------------

Form 13F Information Table Entry Total:              16
                                               -------------

Form 13F Information Table Value Total:         $1,696,155
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number    Name
    ---     --------------------    ------


     01     28-11639                Nelson Peltz

     02     28-11640                Peter W. May

     03     28-11641                Edward P. Garden

     04     28-12038                Trian Partners Parallel Fund I
                                        General Partner, LLC

     05     28-14024                Trian Partners Strategic Investment
                                        Fund General Partner, LLC

     06     28-14023                Trian Partners Strategic Investment
                                        Fund GP, L.P.

     07     28-11992                Trian Partners General Partner, LLC

     08     28-11993                Trian Partners GP, L.P.

     09     28-12040                Trian Fund Management GP, LLC

     10     28-13614                Trian Credit Partners General Partner, LLC

     11     28-13613                Trian Credit Partners GP, L.P.

                                                      FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5        COLUMN 6      COLUMN 7         COLUMN 8
--------                 --------      --------   --------            --------        --------      --------         --------
                                                   VALUE       SHARES/OR  SH/  PUT/  INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                 ----------------
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT    PRN  CALL  DISCRETION     MANAGERS    SOLE  SHARED   NONE
--------------         --------------   -----     --------     -------    ---  ----  ----------     --------    ----  ------   ----

Wendys Arbys Group Inc.     COM        950587105   385,414   76,623,145    SH         Defined        1,2,3,9       76,623,145

Heinz HJ Co.                COM        423074103    99,951    2,047,334    SH         Defined        1,2,3,9        2,047,334

Tiffany & Co. NEW           COM        886547108   312,094    5,079,648    SH         Defined        1,2,3,9        5,079,648

Family Dlr Stores Inc       COM        307000109   317,679    6,190,159    SH         Defined        1,2,3,9        6,190,159

Legg Mason Inc.             COM        524901105   406,278   11,257,370    SH         Defined        1,2,3,9       11,257,370

State Str Corp              COM        857477103   104,486    2,325,000    SH         Defined        1,2,3,9        2,325,000

Peets Coffee & Tea Inc.     COM        705560100    21,881      455,000    SH         Defined        1,2,3,9          455,000

Belo Corp.                  COM SER A  080555105     1,233      140,000    SH         Defined        1,2,3,9          140,000

CBS Corp. NEW               CL B       124857202     2,514      100,400    SH         Defined        1,2,3,9          100,400

Las Vegas Sands Corp.       COM        517834107     2,871       68,000    SH         Defined        1,2,3,9           68,000

MGM Resorts International   COM        552953101     5,260      400,000    SH  CALL   Defined        1,2,3,9          400,000

Istar Finl Inc              COM        45031U101     1,193      130,000    SH         Defined        1,2,3,9          130,000

Istar Final Inc             COM        45031U101       918      100,000    SH  CALL   Defined        1,2,3,9          100,000

SPDR S&P 500 ETF TR         TR UNIT    78462F103    30,496      230,000    SH  PUT    Defined        1,2,3,9          230,000

Lin TV Corp.                CL A       532774106     2,609      439,963    SH         Defined        1,2,3,9          439,963

United States Oil Fund LP   Units      91232N108     1,278       30,000    SH         Defined        1,2,3,9           30,000

